RIGHT-OF-USE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2024	2023
Leased properties under operating lease	$287,223	293,991
Less: accumulated amortization	(220,757)	(174,935)
Right-of-use assets	$66,466	119,056

Rights-of-use assets, net consisted of the following:

	December 31,	December 31,
	2023	2022
Leased properties under operating lease	$293,991	337,084
Less: accumulated amortization	(174,935)	(109,481)
Right-of-use assets	$119,056	227,603

SCHEDULE OF FUTURE LEASE COMMITMENTS

Future lease commitments

2024	$60,767
2025	20,256
Total Lease Payments	$81,023
Less: imputed interest	$(1,395)
Present value of lease liabilities	$79,628
Lease liabilities - Current	$79,628
Lease liabilities – Non current	-

Future lease commitments

2024	$123,438
2025	20,733
Total Lease Payments	$144,171
Less: imputed interest	$(4,124)
Present value of lease liabilities	$140,047
Lease liabilities - Current	$119,434
Lease liabilities - Non current	20,613

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSES	The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending	Amortization expense
2024	49,850
2025	16,616
Total	$66,466
The estimated amortization expenses for each of the five succeeding years is as follows:
Year ending December 31,	Amortization expense
2024	102,048
2025	17,008
Total	$119,056